Significant Accounting Policies - Summary of Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,156,133	$ 308,323	¥ 2,254,213	$ 322,348	¥ 2,624,719	¥ 1,494,150
Restricted cash	1,809,710	258,785	1,739,339	$ 248,722	1,578,450	1,436,033
Restricted term deposit and short-term investments	78,458	11,219	58,497
Deposits to insurance companies and guarantee companies	2,187,609	312,824	2,355,343
Property, equipment and software, net	895,046	127,990	613,110
Land use rights, net and right of use assets	828,467	118,469	862,867
TOTAL ASSETS	23,162,963	3,312,259	22,240,779
Liabilities [Abstract]
Deferred guarantee income	1,305,911	186,743	975,102		1,538,385	894,858
Contingent guarantee liabilities	544,191		1,079,000		1,808,540	882,107
TOTAL LIABILITIES	11,210,332	1,603,051	11,500,773
Shareholders' equity:
Total shareholders equity	11,952,631	1,709,208	10,740,006		¥ 9,710,082	¥ 8,648,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	23,162,963	$ 3,312,259	22,240,779
VIEs
ASSETS
Cash and cash equivalents	1,818,186		1,670,835
Restricted cash	1,237,814		1,141,723
Restricted term deposit and short-term investments	78,458		79,760
Financing receivables, net	5,199,209		4,530,170
Amounts due from Group companies	244,675		109,196
Deposits to insurance companies and guarantee companies	2,187,609		2,347,124
Contract assets and receivables, net	3,368,610		4,790,945
Property, equipment and software, net	812,005		522,718
Land use rights, net and right of use assets	828,467		901,443
Long-term investments	243,971		239,244
Other assets	4,133,414		2,794,112
TOTAL ASSETS	20,152,418		19,127,270
Liabilities [Abstract]
Amounts due to Group companies	6,792,117		6,672,028
Borrowings	1,158,211		916,305
Funding debts	3,291,275		3,951,665
Deferred guarantee income	968,405		786,793
Contingent guarantee liabilities	438,837		876,614
Amounts due to related parties	3,871,778		3,048,229
TOTAL LIABILITIES	16,520,623		16,251,634
Shareholders' equity:
Total equity attributable to owners of the company	3,631,795		2,875,636
Total shareholders equity	3,631,795		2,875,636
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 20,152,418		¥ 19,127,270